COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Obligations for Operating Leases
Amount
US$
For the year ending
2016	3,898
2017	1,942
2018	845
2019	632
2020	29
Total minimum payment required	7,346